As filed with the Securities and Exchange Commission on December 9, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5344
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period: September 30, 2005

Item 1. Report to Stockholders.

Nicholas-Applegate
International All-Cap
Growth Fund

SEMI-ANNUAL REPORT
(Unaudited)

For the Six Months Ended
September 30, 2005

NICHOLAS-APPLEGATE INTERNATIONAL ALL-CAP GROWTH FUND

For the semi-annual period ending September 30, 2005, the Nicholas-Applegate International All-Cap Growth Fund performed strongly returning 14.98% versus the MSCI EAFE return of 9.26% over the same period. The majority of outperformance came from stock selection with a solid contribution from country and sector selection. Currency effects had a positive impact on the Fund’s outperformance. With regard to the global market, small capitalization stocks bested large capitalization stocks and emerging markets outperformed developed countries.

Stock selection across countries, sectors and market cap levels provided the largest relative contribution to the Fund’s performance. Holdings ranging from Komatsu in Japan to Unibanco in Brazil performed well in the portfolio. Komatsu is the second largest construction/mining equipment manufacturer globally. They are benefiting from very strong investment into construction and mining equipment across the world as low interest rates and rising commodity prices spur demand for their products. The hurricanes Katrina and Rita devastating coastal Louisiana and parts of Texas in the 3rd quarter drove demand even higher. Unibanco is one of the largest banks in Brazil. A healthy Brazilian economy, lower interest rates and strong growth in consumer lending is driving Unibanco to deliver very high loan growth rates. However, STATS ChipPAC performed poorly. STATS ChipPAC provides semiconductor packaging and testing services to various IDMs and foundries around the world. The stock pulled back as the anticipated synergies derived from the merger of the two companies ST Assembly & ChipPac were delayed temporarily due to execution.

Regionally, Japan contributed the most to the Fund’s outperformance, while Indonesia’s poor performance created a drag on the portfolio. On average, the Fund was overweight Japan during the six month period as it was invested in various stocks involved in the materials, industrials and information technology sectors. The Indonesian market represented one of the worst performing markets due to higher oil prices. The country’s been slow to reduce the subsidy on retail fuel prices which is depleting currency reserves and sending the Rupiah into a tailspin.

At the sector level, Energy was the best performer. Paladin and Fred Olsen were the top contributors. Paladin is involved in exploration and production while Fred Olsen is involved in oil/gas drilling. The Fund was overweight the sector and it outperformed the benchmark as an expanding global economy drove energy prices higher and, hence, spending on energy services higher as well. Information Technology produced disappointing returns and the Fund’s overweight in the sector contributed negatively to performance. Much of the overweight can be found in semiconductor equipment and packaging and testing where we believed the industry was at the beginning of an upturn driven by strong end market demand in handsets and notebook computers.

Investments in emerging markets placed a drag on performance not only driven by Indonesia, but the Taiwan market significantly underperformed its counterparts for the period due to fears of delayed financial sector reform and a possible looming consumer credit crisis.

Going forward, we remain overweight the areas showing the strongest growth--technology, energy, materials and Japan. We remain cautiously optimistic about the global outlook. But if macro risks increase, such as inflation rates accelerating or increased monetary tightening, levels of risk in the fund will be reduced.

Past performance does not guarantee future results. Mutual fund investing involves risk. Principal loss is possible.

The Nicholas-Applegate International All-Cap Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

The MSCI EAFE (Morgan Stanley Capital International, Europe, Australia and Far East) Index is an unmanaged index of over 1000 foreign common stock prices including the reinvestment of dividends. It is widely recognized as a benchmark for measuring the performance of international value funds. You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security in that sector. Please see the Schedule of Investments for complete fund holding information.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributor (11/05)

Nicholas-Applegate International All-Cap Growth Fund

Expense Example
For the Six Months Ended September 30, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/05 - 9/30/05).

Actual Expenses
The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee. You will be charged a redemption fee of 2.00% of the net amount of the redemption if you redeem your shares less than four months. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/05	Ending Account Value 9/30/05	Expenses Paid During the Period 4/1/05 - 9/30/05**
Actual	$1,000	$1,150	$7.98
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$7.49

** Expenses are equal to the Fund’s annualized expense ratio of 1.48% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Nicholas-Applegate International All-Cap Growth Fund

* Cash equivalents and other assets less liabilities.

Nicholas-Applegate International All-Cap Growth Fund
SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 98.9%
Australia: 3.0%
60,414	Foster's Group Ltd.	$268,558
9,227	Rio Tinto Ltd.	416,077
134,804	Zinifex Ltd. *	468,705
		1,153,340
Belgium: 0.6%
3,092	KBC Groep N.V.	250,376
Brazil: 1.5%
11,300	Uniao de Bancos Brasileiros S.A. (Unibanco) - GDR	594,380
Canada: 2.1%
6,700	EnCana Corp. #	390,677
8,300	Talisman Energy, Inc.	406,111
		796,788
Cayman Islands: 1.1%
284,000	Hutchison Telecommunications *	411,266
Finland: 6.2%
20,950	Neste Oil OYJ *	775,982
34,600	Nokian Renkaat OYJ	819,326
19,350	YIT-Yhtyma OYJ	820,634
		2,415,942
France: 6.5%
12,100	Axalto Holdings N.V. *	443,819
10,040	Sanofi-Aventis	829,279
6,430	Total S.A. - Sponsored ADR	873,323
9,500	Veolia Environnement	400,727
		2,547,148
Germany: 4.5%
8,518	Hypo Real Estate Holding AG	431,861
19,370	IVG Immobilien AG	400,036
6,703	Schwarz Pharma AG	412,721
28,463	Sunways AG *	502,680
		1,747,298
Greece: 1.6%
4,800	National Bank of Greece S.A.	192,035
20,910	Piraeus Bank S.A.	437,117
		629,152
Hong Kong: 0.7%
24,000	Cheung Kong (Holdings) Ltd.	270,624
Hungary: 0.8%
4,040	OTP Bank Rt. - GDR	326,230
Ireland: 3.3%
42,943	Anglo Irish Bank Corp. PLC	582,995
55,330	Kingspan Group PLC	711,276
		1,294,271
Italy: 0.8%
17,800	Saipem SpA	300,035
Japan: 32.2%
4,500	Advantest Corp.	348,853
9,100	Credit Saison Co. Ltd.	399,225
128	E*Trade Securities Co. Ltd.	562,675

see accompanying Notes to Financial Statements.

3,200	Fanuc Ltd.	258,785
10,400	Jafco Co. Ltd.	680,721
106,000	Japan Steel Works Ltd.	394,062
12,700	JFE Holdings, Inc.	412,835
88,000	Kajima Corp.	418,623
85,000	Komatsu Ltd.	1,157,644
45,262	Livedoor Co. Ltd. *	178,233
114,000	Mitsubishi Heavy Industries Ltd.	403,718
41	Mitsubishi UFJ Financial Group, Inc.	538,167
7,000	Murata Manufacturing Co. Ltd.	390,345
16,600	NEOMAX Co. Ltd.	470,880
2,800	Nidec Corp.	166,498
2,800	Nidec Corp. * +	166,251
2,300	ORIX Corp.	415,364
90	Pacific Management Corp.	371,052
15,000	Sompo Japan Insurance, Inc.	198,608
5,500	Sumitomo Titanium Corp.	586,266
5,500	Sumitomo Titanium Corp. * +	576,576
125,000	Taiheiyo Cement Corp.	466,899
4,900	TDK Corp.	349,214
83,000	Tokuyama Corp.	813,073
6,800	Tokyo Electron Ltd.	361,221
12,200	Toyota Motor Corp.	558,869
6,700	Yamada Denki Co. Ltd.	509,369
36,000	Zeon Corp.	393,252
		12,547,278
Mexico: 1.0%
12,700	Desarrolladora Homex SA de CV - ADR *	390,017
Netherlands: 6.0%
20,100	ASML Holding N.V. - New York Shares *	331,851
9,100	Koninklijke Bam Groep N.V. *	835,274
15,050	Koninklijke Philips Electronics N.V. - New York Shares	401,534
8,100	Royal Numico N.V. *	354,323
5,100	SBM Offshore N.V.	425,230
		2,348,212
Norway: 5.1%
23,900	Fred Olsen Energy ASA *	755,209
7,450	Smedvig ASA - Class A	182,528
40,630	Tandberg Television ASA *	528,738
11,600	TGS-NOPEC Geophysical Co. ASA *	497,580
		1,964,055
South Korea: 2.1%
16,800	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	378,222
34,800	Industrial Bank of Korea	440,072
		818,294
Singapore: 2.2%
59,900	ASE Test Ltd. * #	375,573
119,000	Capitaland Ltd.	220,839
446,000	STATS ChipPAC Ltd. *	274,137
		870,549
Sweden: 1.0%
10,780	Telefonaktiebolaget LM Ericsson - Sponsored ADR	397,135
Switzerland: 6.3%
54,800	ABB Ltd. *	400,501
9,439	Kudelski SA - Bearer Shares	372,266
1,270	Nestle SA - Registered Shares	371,856

see accompanying Notes to Financial Statements.

6,170	Roche Holding AG - NVES	857,050
5,230	UBS AG - Registered Shares	444,453
		2,446,126
Taiwan: 0.8%
24,252	AU Optronics Corp. - ADR	314,306
Turkey: 1.1%
142,887	Turkiye Garanti Bankasi A.S. *	426,560
United Kingdom: 7.4%
16,990	AstraZeneca PLC - Sponsored ADR	800,229
47,365	Isoft Group PLC	360,717
119,080	Paladin Resources PLC	664,413
39,970	Vodafone Group PLC - Sponsored ADR	1,038,021
		2,863,380
United States: 1.0%
6,900	Southern Peru Copper Corp.	386,124

TOTAL COMMON STOCKS (cost $30,468,977)		38,508,886

SHORT-TERM INVESTMENTS: 3.3%
Money Market Investment: 3.3%
1,272,648	UMB Money Market Fiduciary	1,272,648

TOTAL SHORT-TERM INVESTMENTS (cost $1,272,648)		1,272,648

TOTAL INVESTMENTS IN SECURITIES: 102.2% (cost $31,741,625)		39,781,534
Liabilities in excess of Other Assets: (2.2)%		(869,444)
NET ASSETS:	100.0%	$38,912,090

* Non-income producing security.
+ Restricted security.
# U.S. Security of a foreign company.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVES - Non-Voting Depositary Receipt.

see accompanying Notes to Financial Statements.

Nicholas-Applegate International All-Cap Growth Fund
STATEMENT OF ASSETS AND LIABILITIES at September 30, 2005 (Unaudited)

ASSETS
	Investments in securities, at cost	$31,741,625

	Investments in securities, at value	$39,781,534
	Receivables:
	Dividends and interest	42,364
	Investment securities sold	163
	Prepaid Expenses	12,104
	Total assets	39,836,165

LIABILITIES
	Payables:
	Investment securities purchased	819,356
	Advisory fees	23,792
	Administration fees	11,440
	Transfer Agent fees	13,389
	Fund Accounting fees	16,851
	Chief compliance officer fees	1,375
	Accrued expenses	37,872
	Total liabilities	924,075

NET ASSETS		$38,912,090

COMPONENTS OF NET ASSETS
	Paid-in capital	$45,648,634
	Accumulated net investment income	59,769
	Accumulated net realized loss on investments and foreign currency	(14,837,318)
	Net unrealized appreciation/(depreciations) on investments and foreign currency	8,041,005
	Net assets	$38,912,090

CALCULATION OF NET ASSET VALUE PER SHARE
	Net assets applicable to shares outstanding	$38,912,090
	Shares issued and outstanding (unlimited shares authorized without
	par value)	3,727,601
	Net asset value, offering and redemption price per share	$10.44

See accompanying Notes to Financial Statements.

Nicholas-Applegate International All-Cap Growth Fund
STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2005 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld of $44,894)	$304,358
Interest	5,079
Total income	309,437

Expenses
Advisory fees	217,716
Administration fees	34,835
Fund accounting fees	25,071
Custody fees	20,130
Transfer agent fees	17,568
Registration expense	8,601
Audit fees	8,235
Reports to shareholders	7,503
Trustee fees	3,111
Legal fees	2,928
Miscellaneouse expenses	2,267
Chief compliance officer fees	2,125
Total expenses	350,090
Less: fees waived (See Note 3)	(92,314)
Net expenses	257,776
Net investment income	51,661

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain on investments and foreign currency	1,302,465
Change in unrealized appreciation/(depreciation) on investments
and foreign currency	3,716,654
Net realized and unrealized gain on investments and foreign currency	5,019,119
Net increase in net assets resulting from operations	$5,070,780

See accompanying Notes to Financial Statements.

Nicholas-Applegate International All-Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended		Year Ended
	September 30, 2005	#	March 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$51,661		$49,920
Net realized gain on investments
and foreign currency	1,302,465		4,719,908
Change in unrealized appreciation/
(depreciation) on investments
and foreign currency	3,716,654		(1,393,822)
Net increase in net assets
resulting from operations	5,070,780		3,376,006

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-		(137,060)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	29,149		1,892,025
Proceeds from shares reinvested	-		137,060
Cost of shares redeemed (1)	(47,796)		(66,622)
Net increase (decrease) in net
assets derived from net change
in outstanding shares (a)	(18,647)		1,962,463
Total increase in net
assets	5,052,133		5,201,409

NET ASSETS
Beginning of period	33,859,957		28,658,548
End of period	$38,912,090		$33,859,957

(a) A summary of capital share transactions is as follows:

Shares sold	3,088		224,038
Shares reinvested	-		15,827
Shares redeemed	(5,181)		(7,814)
Net increase (decrease)	(2,093)		232,051

(1) Net of redemption fees of $0 and $233, respectively.
# Unaudited.

See accompanying Notes to Financial Statements.

Nicholas-Applegate International All-Cap Growth Fund
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months Ended		Year Ended March 31,
	September 30, 2005	#	2005		2004		2003	2002	2001
Net asset value, beginning of period	$9.08		$8.19		$4.84		$6.74	$7.40	$21.38

Income from investment operations:
Net investment gain (loss)	0.01		0.01		(0.01)		(0.03)	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments	1.35		0.92		3.36		(1.88)	(0.58)	(9.42)
Total from investment operations	1.36		0.93		3.35		(1.91)	(0.66)	(9.49)

Less distributions to shareholders:
From net investment income	-		(0.04)		-		-	-	-
From net realized gains	-		-		-		-	-	(4.49)
Total Distributions	-		(0.04)		-		-	-	(4.49)

Paid in capital from redemption fees (See Note 2)	-		0.00	^	0.00	^	0.01	-	-

Net asset value, end of period	$10.44		$9.08		$8.19		$4.84	$6.74	$7.40

Total return	14.98%	**	11.34%		69.21%		(28.19)%	(8.92)%	(48.52)%

Ratios/supplemental data:
Net assets, end of period (millions)	$38.9		$33.9		$28.7		$19.7	$33.0	$27.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.01%	*	2.07%		2.25%		2.47%	2.39%	2.47%
After fees waived and expenses absorbed***	1.48%	*	1.48%		1.48%		1.49%	1.48%	1.48%

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.23)%	*	(0.42)%		(0.87)%		(1.37)%	(1.47)%	(1.69)%
After fees waived and expenses absorbed***	0.30%	*	0.17%		(0.10)%		(0.39)%	(0.60)%	(0.70)%
Portfolio turnover rate	59.69%	**	165.65%		153.15%		190.31%	259.28%	324.24%

# Unaudited.
* Annualized.
** Not annualized.
***	For the year ended March 31, 2003, ratio includes 12b-1 fees from Class R which were exchanged to Class I shares on September 30, 2002.
Had those fees not been included, the expense and net investment loss ratios would have been 1.48% and (1.38)%, respectively.
^ Amount is less than $0.01.

Nicholas-Applegate International All-Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS at September 30, 2005 (Unaudited)

NOTE 1 - ORGANIZATION

The Nicholas-Applegate International All-Cap Growth Fund, formerly the Duncan-Hurst International Growth Fund, (the “Fund”) is a series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. Class R and Class I shares commenced operations on June 30, 1999. Class R shares ceased operations on September 30, 2002. The investment objective of the Fund is long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States.

A.
Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

The Fund may invest substantially in securities traded on foreign exchanges (see “Foreign Currency” below). Investments that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, or if there were no transactions on such day, at the mean between the bid and asked prices. Occasionally, events affecting the value of foreign securities occur between the close of a foreign exchange and the computation of the Fund’s net asset value. If such events occur or market quotations are not readily available, the securities may be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

B.
Redemption Fee. The Fund charges a 2% redemption fee on the value of shares redeemed that are held for less than four months. This fee will not be imposed on shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

C.
Foreign Currency.  Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate at the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Fund includes foreign currency gains and losses from dividends receivable and other foreign currency denominated receivables and payables in realized and unrealized gain (loss) on investments and foreign currency. The Fund does not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

NOTE TO FINANCIAL STATEMENTS at September 30, 2005 (Unaudited) (Continued)
D.
Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

At March 31, 2005, the Fund had a capital loss carry forward of approximately $16,122,358, of which approximately $10,796,722 expires March 31, 2010 and $5,325,586 expires March 31, 2011, available to offset future gains, if any.

As of March 31, 2005, the Fund had post-October currency loss deferrals of $4,157, which will be recognized in the following tax year.

E.
Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

F.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Nicholas-Applegate Capital Management, LLC (the “Adviser”) provides the Fund, effective July 1, 2005, with investment management services under an Investment Advisory Agreement. Prior to July 1, 2005, investment management services were provided by Duncan-Hurst Capital Management, L.P. The Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.25% based upon the average daily net assets of the Fund. For the six months ending September 30, 2005, the Fund incurred $217,716 in advisory fees. The Fund is responsible for its own operating expenses. The Adviser, however, has contractually agreed to limit the Fund’s total expenses by reducing all or a portion of their fees and reimbursing the Fund for expenses, excluding interest and tax expense, so that the ratio of expenses to average net assets will not exceed 1.48%.

Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by the Fund if requested by the Adviser in subsequent fiscal years. Under the Expense Limitation Agreement, the Adviser may recoup reimbursements anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates. Any such reimbursement is contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the six months ending September 30, 2005, the Adviser waived fees of $92,314.

NOTE TO FINANCIAL STATEMENTS at September 30, 2005 (Unaudited) (Continued)

At September 30, 2005, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be reimbursed was $738,302. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

March 31,
2006	2007	2008	2009
$269,781	$200,419	$175,788	$92,314

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves and the Fund’s Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund’s expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee from the Fund at the following annual rates (subject to a minimum fee of $35,000):

Under $75 million	0.20% of average daily net assets
$75 to $150 million	0.15% of average daily net assets
$150 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets

 For the six months ending September 30, 2005, the Fund incurred $34,835 in administration fees.

UMB Bank, N.A., serves as custodian and USBFS serves as transfer agent and accounting services agent for the Fund.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

For the six months ending September 30, 2005, the Fund was allocated $2,125 in Chief Compliance Officer Fees.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sales of securities, other than short-term investments, for the six months ending September 30, 2005 was $21,170,676 and $20,439,482 respectively, for the Fund.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

On December 14, 2004, a distribution of $0.0369 per share was declared for the Fund. The dividend was paid on December 15, 2004 to shareholders of record on December 14, 2004. The tax character of distributions paid during the years ended March 31, 2005 and 2004 were as follows:

NOTE TO FINANCIAL STATEMENTS at September 30, 2005 (Unaudited) (Continued)

	2005	2004
Distributions paid from:	$ 137,060	$ -
Ordinary Income	-
Long-term capital gain	$ 137,060	$ -

As of March 31, 2005, the components of accumulated losses on a tax basis were as follows:

Cost of investments (a)	$29,064,876
Gross unrealized appreciation	$4,756,007
Gross unrealized depreciation	(468,922)
Net unrealized appreciation	$4,287,085
Undistributed ordinary income	$32,106
Undistributed long-term capital gain	-
Total distributable earnings	$32,106
Other accumulated losses	$(16,126,515)
Total accumulated losses	$(11,807,324)

(a)
The differences between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investments.

NOTE 7 - INVESTMENTS IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. The Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. As of September 30, 2005, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Value	% Net Assets
Nidec Corp.	9/27/05	1,900	$119,715	$112,813	0.3%
Nidec Corp.	9/27/05	900	56,707	53,438	0.1%
Sumitomo Titanium Corp.	9/27/05	3,300	206,613	345,946	0.9%
Sumitomo Titanium Corp.	9/27/05	2,200	137,742	230,630	0.6%

NOTE 8 - SUBSEQUENT EVENTS

On October 24, 2005, 55% of the Fund’s assets in the Nicholas-Applegate International Growth Fund were redeemed due to a shareholder transaction.

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the “Board”). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its Officers, subject to the Fund’s investment objectives, strategies, and policies and to general supervision by the Board.

The current Trustees and Officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustees	Othe Directorships Held
Independent Trustees of the Trust
Dorothy A. Berry* (born 1943) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc. (investment advisory and financial publishing firm).	1	None.
Wallace L. Cook* (born 1939) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term since May 1991.	Financial Consultant; formerly Senior Vice President, Rockefeller Trust Co.; Financial Counselor, Rockefeller & Co.	1	None.
Carl A. Froebel* (born 1938) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term since May 1991.	Owner, Golf Adventures, LLC, (Vacation Services). Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).	1	None.
Rowley W.P. Redington* (born 1944) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term since May 1991.	President; Intertech Computer Services Corp. (computer services and consulting).	1	None.

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustees	Othe Directorships Held
Interested Trustee of the Trust
Steven J. Paggioli** (born 1950) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term since May 1991.	Consultant since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	1	Trustee, Managers Funds; Trustee, Managers AMG Funds.
Officers of the Trust
Robert M. Slotky (born 1947) 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer	Indefinite Term since August 2002. Indefinite Term since September 2004	Vice President, U.S. Bancorp Fund Services, LLC since July 2001; formerly, Senior Vice President, ICA (May 1997-July 2001).	1	Not Applicable.
Eric W. Falkeis (born 1973) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term since August 2002.	Vice President, U.S. Bancorp Fund Services, LLC since 1997; Chief Financial Officer, Quasar Distributors, LLC since 2000.	1	Not Applicable.
Chad E. Fickett (born 1973) 615 East Michigan St. Milwaukee, WI 53202	Secretary	Indefinite Term since March 2002.	Vice President, U.S. Bancorp Fund Services, LLC since July 2000.	1	Not Applicable.
* Denotes those Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act.
** Denotes Trustee who is an “interested person” of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund’s principal underwriter.
*** The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

Approval of Interim Investment Advisory Agreement (Unaudited)

At a meeting held on June 13, 2005, the Board (including the Independent Trustees) considered and approved an Interim Advisory Agreement appointing Nicholas-Applegate Capital Management (“NACM”) as temporary investment advisor to the Fund to become effective for a period of no more than 150 days. Prior to the meeting, the Independent Trustees had requested detailed information from NACM regarding their operations. This information together with the information about the Fund and its investment strategy, provided to the Independent Trustees throughout the course of year formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the Interim Investment Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Interim Advisory Agreement. The Board considered NACM’s specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at NACM involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the NACM, including information regarding its compliance program, its chief compliance officer and NACM’s compliance record, and NACM’s business continuity plan. The Board considered NACM’s assurance that (a) following the transaction, NACM would be sufficiently capitalized to continue its operation; and (b) there would be no changes to the investment approach, the process or personnel involved in the portfolio management of the Fund. The Board noted that shareholders would be required to approve a new advisory agreement after the 150 day period of the Interim Advisory Agreement. The Board concluded that NACM had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Interim Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
The Fund’s historical year-to-date performance and the overall performance of the interim Advisor. In assessing the quality of the portfolio management delivered by the NACM, the Trustees reviewed the International Growth composite performance of the Fund and identified separate accounts managed by NACM. The Trustees concluded that the advisor’s performance was satisfactory under current market conditions.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Interim Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

The Board noted that the Interim Advisory Agreement: (a) contained the same terms and conditions as the advisory agreement with Duncan Hurst Capital Management, Inc. and (b) contained special provisions requiring the compensation earned under the Interim Advisory Agreement be held in an interest-bearing escrow account and not paid out until a new contract is either approved or rejected.

The Trustees noted that NACM had contractually agreed to reimburse or waive fees to maintain the Fund’s expense limitation at 1.48%. The Board also noted that the Fund’s expenses appeared to be within the range of NACM’s other accounts at certain asset levels, notwithstanding the fact that the services and investment strategies applicable to those accounts were substantially different. The Board concluded that the Fund’s expense structure was fair and reasonable and not excessive.

4.
Economies of Scale. The Board also considered that economies of scale would be expected to be realized by NACM as the assets of the Fund grow. The Board noted that NACM has contractually agreed to reduce its advisory fees or reimburse expenses through the specified period so that the Fund does not exceed its specified expense limitation. The Board concluded that there were no effective economies of scale to be shared by NACM at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund. The Trustees then discussed the potential profitability of NACM. In assessing profitability, the Trustees reviewed NACM’s financial information and took into account both the direct benefits and the indirect benefits to the NACM from advising the Fund. The Board considered NACM’s profitability report and considered that the additional benefits derived by NACM from its relationship with the Fund, namely benefits received in exchange for “soft dollars”. The Board noted that they would receive information on soft dollar payments on a quarterly basis once the Fund was operational. After further discussion the Trustees concluded NACM’s profit from sponsoring the Fund would not be excessive and that given the nature and size, NACM would maintain adequate profit levels to support the Fund.

No single factor was determinative of the Board’s decision to approve the Interim Advisory Agreement, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Fund, and that the Fund’s shareholders received reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the Interim Advisory Agreement would be in the best interests of the Fund and its shareholders.

Nicholas-Applegate International All-Cap Growth Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)
Information regarding how the Nicholas-Applegate International All-Cap Growth Fund votes proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at 1-800-558-9105 or by accessing the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-558-9105 or through the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Nicholas-Applegate International All-Cap Growth Fund files its complete schedule of portfolio holdings for their first and third quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-558-9105. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov

INVESTMENT ADVISER

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, LLC
600 West Broadway, Suite 2900
San Diego, CA 92101

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

UMB Bank, N.A.
928 Grand Boulevard
Kansas City, MO 64106

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title /s/ Robert M. Slotky
Robert M. Slotky, President

Date          12/8/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert M. Slotky
Robert M. Slotky, President

Date          12/8/05

By (Signature and Title)*  /s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date          12/7/05
* Print the name and title of each signing officer under his or her signature.